Short-Term Debts - Schedule of Short-Term Debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt Disclosure [Abstract]
Short-term bank loans	¥ 99,903		¥ 246,368
Bridge loans in connection with Reorganization			802,643
Short-term debt	¥ 99,903	$ 14,350	¥ 1,049,011